Intangible Assets	12 Months Ended
Dec. 31, 2022
Disclosure of detailed information about intangible assets [abstract]
Intangible assets
1
5
. Intangible assets

(Euro thousands)	Brands	Trademarks and patents	Software	Intangible assets in progress	Other	Total
Historical cost
At January 1, 2021	174,086	10,738	17,165	1,238	2,216	205,443
Additions	—	51	31	332	217	631
Business combination	3,301	1,811	8,313	—	4,566	17,991
Disposals	—	(764)	(1,143)	—	—	(1,907)
Net foreign exchange differences	—	64	19	—	—	83

At December 31, 2021	177,387	11,900	24,385	1,570	6,999	222,241
Additions	—	850	919	374	394	2,537
Transfer from construction in progress	—	719	—	(719)	—	—
Disposals	—	—	(602)	—	(690)	(1,292)
Net foreign exchange differences	—	17	2	—	—	19

At December 31, 2022	177,387	13,486	24,704	1,225	6,703	223,505

Amortization and impairment
At January 1, 2021	(5,053)	(8,830)	(15,954)	—	(64)	(29,901)
Amortization	—	(454)	(752)	—	(89)	(1,295)
Business combination	—	(1,158)	(7,241)	—	(3,172)	(11,571)
Disposals	—	695	1,143	—	—	1,838
Net foreign exchange differences	—	(58)	(20)	—	—	(78)

At December 31, 2021	(5,053)	(9,805)	(22,824)	—	(3,325)	(41,007)
Amortization	—	(804)	(675)	—	(163)	(1,642)
Disposals	—	—	602	—	43	645
Net foreign exchange differences	—	(15)	(1)	—	—	(16)

At December 31, 2022	(5,053)	(10,624)	(22,898)	—	(3,445)	(42,020)

Carrying amount
At January 1, 2021	169,033	1,908	1,211	1,238	2,152	175,542

At December 31, 2021	172,334	2,095	1,561	1,570	3,674	181,234

At December 31, 2022	172,334	2,862	1,806	1,225	3,258	181,485